Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation

Note K: Stock-Based Compensation

The shareholders approved, on May 23, 2006, the Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”). The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation’s common stock for issuance under the Plans (see Note R).

Under the Plans, the Corporation grants options to employees to purchase its common stock at a price equal to the closing market value at the date of grant. The Corporation granted 58,207 employee stock options during 2013. Options granted in 2013 become exercisable in four annual installments beginning one year after date of grant and expire ten years from such date. Options granted in 2005 through 2012 expire in eight years from such date. Options granted prior to January 1, 2005 became exercisable in three equal annual installments beginning one year after date of grant and expire ten years from such date.

Prior to 2009, nonemployee Board of Directors received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vested immediately and expire ten years from the grant date.

The following table includes summary information for stock options as of December 31, 2013:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2013	1,027,957	$96.10
Granted	58,207	$108.24
Exercised	(200,054)	$69.81
Terminated	(3,694)	$125.33
Outstanding at December 31, 2013	882,416	$102.74	3.0
Exercisable at December 31, 2013	732,015	$105.44	2.3

The weighted-average grant-date exercise price of options granted during 2013, 2012 and 2011 was $108.24, $69.12 and $86.90, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2013, 2012 and 2011 were $7,142,000, $7,176,000 and $1,621,000, respectively, and were based on the closing prices of the Corporation’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2013 were $10,689,000 and $8,649,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2013, which was $99.94.

Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation’s common stock at a 20% discount to the market value on the date of the incentive compensation award. Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62. All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.

The Corporation grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee Board of Directors. Certain restricted stock awards are based on specific common stock performance criteria over a specified period of time. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee. Awards granted to nonemployee Board of Directors vest immediately.

The following table summarizes information for incentive compensation awards and restricted stock awards as of December 31, 2013:

	Incentive Compensation		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2013	27,727	$81.42	238,594	$81.19
Awarded	12,605	$99.23	46,376	$108.24
Distributed	(15,201)	$84.47	(86,179)	$80.26
Forfeited	--	$--	(1,742)	$86.75
December 31, 2013	25,131	$88.51	197,049	$87.91

The weighted-average grant-date fair value of incentive compensation awards granted during 2013, 2012 and 2011 was $99.23, $81.41 and $84.71, respectively. The weighted-average grant-date fair value of restricted stock awards granted during 2013, 2012 and 2011 was $108.24, $69.12 and $86.90, respectively.

The aggregate intrinsic values for incentive compensation awards and restricted stock awards at December 31, 2013 were $732,000 and $19,693,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2013, which was $99.94. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2013, 2012 and 2011 were $466,000, $375,000 and $165,000, respectively. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2013, 2012 and 2011 were $9,413,000, $8,695,000 and $10,237,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation’s common stock on the dates of distribution.

At December 31, 2013, there are approximately 457,000 awards available for grant under the Plans.

In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2013, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.

The Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee Board of Directors the election to receive all or a portion of their total fees in the form of the Corporation’s common stock. Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. In 2013, Board of Directors were required to defer at least 50% of their retainer in the form of the Corporation’s common stock at a 20% discount to market value. Nonemployee Board of Directors elected to defer portions of their fees representing 6,583, 9,502 and 8,583 shares of the Corporation’s common stock under this plan during 2013, 2012 and 2011, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011, unrecognized compensation cost for nonvested awards at December 31, 2013 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2013	$1,734	$4,377	$229	$668	$7,008
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
Unrecognized compensation cost at December 31, 2013:	$1,853	$4,878	$195	$160	$7,086
Weighted-average period over which unrecognized compensation cost will be recognized:	2.0 years	1.9 years	1.6 years	—

For the years ended December 31, 2013, 2012 and 2011, the Corporation recognized a tax benefit related to stock-based compensation expense of $2,772,000, $3,077,000 and $4,557,000, respectively.

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2013:

(add 000)
2014	$4,129
2015	2,263
2016	653
2017	41
Total	$7,086

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation’s consolidated statements of earnings.